Changes in accounting policies (Tables)	3 Months Ended
Jan. 31, 2024
IFRS 17 [member]
Statement [LineItems]
Disclosure of the Balance Sheet as a Result of the Retrospective Application of IFRS 17
The impacted lines on the opening November 1, 2022 consolidated balance sheet as a result of the retrospective application of IFRS 17 were as follows:

$ millions	Reported as at October 31, 2022	IFRS 17 transitional adjustments	Restated as at opening November 1, 2022
Assets
Deferred tax assets	$ 480	$ 20	$ 500
Other assets	35,197	(44)	35,153
Liabilities and equity
Other liabilities	$ 28,072	$ 32	$ 28,104
Retained earnings	28,823	(56)	28,767